UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock International Index Fund of BlackRock Index Funds, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master International Index Series of Quantitative Master Series LLC	$244,831,931

Total Investments (Cost - $229,626,438) - 100.0%	244,831,931

Liabilities in Excess of Other Assets - (0.0)%	(72,867)

Net Assets - 100.0%	$244,759,064

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2009, the Fund’s investment in the Fund was classified as Level 2. The Fund believes more relevant disclosure regarding fair value measurements relate to the Fund, which can be found in Fund’s most recent financial statements as contained in its semi-annual report.

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 7.7%	AGL Energy Ltd.	38,940	$468,728
	AMP Ltd.	187,811	1,076,747
	AXA Asia Pacific Holdings Ltd.	80,821	310,216
	Alumina Ltd.	217,261	347,248
	Amcor Ltd.	136,583	658,219
	Aristocrat Leisure Ltd.	28,674	132,105
	Arrow Energy Ltd. (a)	53,661	201,797
	Asciano Group	301,158	437,953
	Australia & New Zealand Banking Group Ltd.	226,016	4,841,437
	Australian Stock Exchange Ltd.	16,057	497,485
	BGP Holdings Plc	783,183	11
	BHP Billiton Ltd.	313,697	10,345,889
	Bendigo and Adelaide Bank Ltd.	24,965	206,625
	Billabong International Ltd.	17,551	185,385
	BlueScope Steel Ltd.	187,025	481,307
	Boral Ltd.	58,973	315,947
	Brambles Ltd.	139,444	991,171
	CFS Retail Property Trust	148,618	262,408
	CSL Ltd.	60,917	1,795,164
	CSR Ltd.	111,831	185,064
	Caltex Australia Ltd.	12,081	128,707
	Coca-Cola Amatil Ltd.	47,908	414,428
	Cochlear Ltd.	4,927	289,770
	Commonwealth Bank of Australia Ltd.	144,493	6,563,801
	Computershare Ltd.	36,358	356,865
	Crown Ltd.	40,471	318,952
	DB RREEF Trust	387,384	287,038
	Energy Resources of Australia Ltd.	6,563	145,429
	Fairfax Media Ltd.	176,367	265,834
	Fortescue Metals Group Ltd. (a)	106,059	354,876
	Foster’s Group Ltd.	204,289	999,440
	General Property Trust	783,183	470,997
	Goodman Fielder Ltd.	94,447	138,746
	Goodman Group	792,896	461,809
	Harvey Norman Holdings Ltd.	44,194	167,187
	Incitec Pivot Ltd.	161,282	401,060
	Insurance Australia Group Ltd.	173,916	578,140
	James Hardie Industries NV	46,536	322,168
	Leighton Holdings Ltd.	12,576	399,309
	Lend Lease Corp., Ltd.	48,150	448,452
	Lion Nathan Ltd.	25,803	260,131
	Macquarie Airports Group	59,427	148,357
	Macquarie Group Ltd.	30,526	1,576,068
	Macquarie Infrastructure Group	207,733	269,319
	Metcash Ltd.	65,775	260,749
	Mirvac Group	209,500	308,128
	National Australia Bank Ltd.	185,522	5,020,316

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Newcrest Mining Ltd.	46,448	$1,307,197
	Nufarm Ltd.	15,187	151,184
	OZ Mineral Ltd.	274,214	275,027
	OneSteel Ltd.	122,320	325,222
	Orica Ltd.	30,834	637,134
	Origin Energy Ltd.	77,275	1,110,094
	Paladin Resources Ltd. (a)	52,047	205,566
	Perpetual Trustees Australia Ltd.	1,777	61,115
	QBE Insurance Group Ltd.	101,208	2,139,930
	Qantas Airways Ltd.	113,796	285,857
	Rio Tinto Ltd.	41,251	2,143,837
	SP AusNet	91,032	70,840
	Santos Ltd.	83,839	1,121,769
	Sims Metal Management Ltd.	13,208	264,301
	Sonic Healthcare Ltd.	31,035	388,023
	Stockland	221,067	791,272
	Suncorp-Metway Ltd.	124,957	975,368
	Tabcorp Holdings Ltd.	51,256	322,121
	Tatts Group Ltd.	105,192	235,923
	Telstra Corp. Ltd.	436,466	1,257,002
	Toll Holdings Ltd.	62,020	465,155
	Transurban Group	95,317	343,812
	Wesfarmers Ltd. Ordinary Shares	90,133	2,100,485
	Wesfarmers Ltd. Partially Protected Shares	12,455	290,742
	Westfield Group	206,379	2,519,037
	Westpac Banking Corp.	269,989	6,230,767
	Woodside Petroleum Ltd.	47,480	2,178,164
	Woolworths Ltd.	120,215	3,098,540
	WorleyParsons Ltd.	15,176	395,842

			76,788,308

Austria - 0.3%	Erste Bank der Oesterreichischen Sparkassen AG	18,242	820,208
	OMV AG	12,891	522,313
	Raiffeisen International Bank Holding AG	4,730	310,464
	Telekom Austria AG	30,350	548,714
	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	6,143	311,531
	Vienna Insurance Group	2,732	156,619
	Voestalpine AG	12,682	454,970

			3,124,819

Belgium - 1.0%	Anheuser-Busch InBev NV	68,118	3,124,449
	Anheuser-Busch InBev NV VVPR Strip (a)	24,368	107
	Belgacom SA	13,035	508,558
	Colruyt SA	1,471	345,860
	Delhaize Group	10,131	704,384
	Dexia NV	45,670	423,563
	Fortis	214,267	1,008,934
	Groupe Bruxelles Lambert SA	7,108	658,695

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	KBC Bancassurance Holding	17,662	$893,017
	Mobistar SA	2,738	189,751
	Nationale A Portefeuille	3,872	211,198
	Solvay SA	5,095	529,964
	UCB SA	8,700	368,010
	Umicore SA	14,866	446,711

			9,413,201

Bermuda - 0.1%	Mongolia Energy Co. Ltd. (a)	244,297	86,148
	SeaDrill Ltd.	31,171	652,577
	Yue Yuen Industrial Holdings Ltd.	41,285	114,144

			852,869

Cayman Islands - 0.0%	Foxconn International Holdings Ltd. (a)	148,529	97,112
	Lifestyle International Holdings Ltd.	32,013	48,298

			145,410

Denmark - 0.9%	A P Moller - Maersk A/S, Class A	50	336,442
	A P Moller - Maersk A/S, Class B	95	657,776
	Carlsberg A/S	10,449	760,172
	Coloplast A/S, Class B	1,714	143,931
	Danske Bank A/S	45,651	1,206,430
	DSV A/S	16,832	301,693
	H, Lundbeck A/S	6,200	129,157
	Novo-Nordisk A/S, Class B	42,602	2,679,411
	Novozymes A/S, Class B	4,067	384,412
	Topdanmark A/S (a)	1,551	235,239
	TrygVesta A/S	2,219	170,353
	Vestas Wind Systems A/S (a)	20,371	1,484,903
	William Demant Holding (a)	1,330	99,228

			8,589,147

Finland - 1.1%	Elisa Corp.	13,141	270,051
	Fortum Oyj	40,445	1,039,275
	Kesko Oyj, Class B	6,235	209,283
	Kone Oyj, Class B	13,564	499,280
	Metso Oyj	14,156	399,080
	Neste Oil Oyj	11,959	221,323
	Nokia Oyj	352,535	5,170,705
	Nokian Renkaat Oyj	9,415	219,912
	OKO Bank	11,124	127,369
	Orion Oyj	5,513	101,793
	Outokumpu Oyj	11,768	222,244
	Rautaruukki Oyj	7,096	170,757
	Sampo Oyj	43,940	1,109,179
	Sanoma Oyj	5,350	118,258
	Stora Enso Oyj, Class R	66,745	466,026
	UPM-Kymmene Oyj	52,454	630,845
	Wartsila Oyj	7,230	290,166

			11,265,546

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

France - 9.9%	AXA SA	145,191	$3,941,220
	Accor SA	16,033	894,884
	Aeroports de Paris	2,398	216,212
	Air France-KLM	15,681	286,022
	Air Liquide	23,737	2,704,766
	Alcatel SA	248,941	1,121,310
	Alstom	17,910	1,311,585
	Atos Origin SA	4,720	239,073
	BNP Paribas SA	76,215	6,089,527
	BioMerieux	1,193	131,490
	Bouygues	23,958	1,224,180
	Bureau Veritas SA	4,034	228,123
	CNP Assurances	3,247	331,438
	Cap Gemini SA	16,256	854,345
	Carrefour SA	59,308	2,700,021
	Casino Guichard Perrachon SA	4,504	359,507
	Christian Dior SA	5,365	531,707
	Cie de Saint-Gobain SA	36,190	1,891,107
	Cie Generale d’Optique Essilor International SA	18,365	1,048,687
	Compagnie Generale de Geophysique SA (a)	12,342	289,316
	Compagnie Generale des Etablissements Michelin	15,563	1,225,520
	Credit Agricole SA	78,373	1,645,434
	Dassault Systemes SA	5,720	319,601
	EDP Renovaveis SA (a)	17,823	196,302
	Eiffage	3,338	213,282
	Electricite de France SA	21,388	1,273,121
	Eramet	461	160,514
	Eurazeo	2,508	164,610
	European Aeronautic Defense and Space Co.	36,116	814,101
	Eutelsat Communications	8,923	272,006
	Fonciere Des Regions	2,361	275,394
	France Telecom SA	173,148	4,617,346
	GDF Suez	113,084	5,034,819
	Gecina SA	1,392	166,524
	Groupe Danone	52,485	3,174,838
	Hermes International	4,700	695,427
	ICADE	1,353	145,069
	Iliad SA	1,114	125,834
	Imerys SA	2,523	145,003
	Ipsen	2,182	119,770
	JC Decaux SA	5,607	121,392
	Klepierre	7,347	292,181
	L’Oreal SA	22,142	2,205,281
	LVMH Moet Hennessy Louis Vuitton SA	23,689	2,389,274
	Lafarge SA (a)	18,932	1,697,608
	Lagardere S.C.A.	11,534	538,970
	Legrand Promesses	9,435	263,124

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	M6-Metropole Television SA	5,485	$144,640
	Natixis	91,922	556,989
	Neopost SA	2,741	246,420
	PagesJaunes Groupe SA	11,204	145,773
	Pernod-Ricard SA	18,350	1,462,648
	Peugeot SA	17,234	528,006
	Pinault-Printemps-Redoute	8,061	1,037,107
	Publicis Groupe	12,442	501,531
	Renault SA	17,985	844,943
	STMicroelectronics NV	66,607	629,852
	Safran SA	16,573	311,487
	Sanofi-Aventis	98,864	7,290,808
	Schneider Electric SA	22,601	2,299,557
	Scor SE	15,455	423,330
	Societe BIC SA	1,668	118,793
	Societe Des Autoroutes Paris-Rhin-Rhone	1,437	109,626
	Societe Generale SA	44,941	3,635,154
	Societe Television Francaise 1	10,396	183,617
	Sodexho Alliance SA	8,147	489,336
	Suez Environnement SA	23,764	544,396
	Technip SA	8,962	574,313
	Thales SA	7,881	391,865
	Total SA	199,243	11,842,997
	Unibail - Rodamco	8,484	1,766,833
	Vallourec SA	5,170	879,985
	Veolia Environnement SA	36,554	1,405,630
	Vinci SA	40,568	2,303,858
	Vivendi SA	113,907	3,540,040

			98,896,399

Germany - 7.4%	Adidas-Salomon AG	18,814	994,204
	Allianz AG Registered Shares	41,209	5,141,017
	BASF SE	86,776	4,594,375
	Bayer AG	72,538	5,020,936
	Bayerische Motoren Werke AG	32,315	1,555,628
	Bayerische Motoren Werke AG (Preference Shares)	5,309	176,432
	Beiersdorf AG	7,770	455,064
	Celesio AG	7,514	207,060
	Commerzbank AG	66,833	845,393
	DaimlerChrysler AG	87,050	4,367,144
	Deutsche Bank AG Registered Shares	57,284	4,375,833
	Deutsche Boerse AG	18,454	1,505,432
	Deutsche Lufthansa AG	26,620	469,933
	Deutsche Post AG	78,181	1,456,523
	Deutsche Postbank AG	7,342	259,117
	Deutsche Telekom AG	265,937	3,629,330
	E.ON AG	176,439	7,467,850
	Fraport AG	2,921	154,815

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Fresenius AG	2,764	$135,641
	Fresenius AG (Preference Shares)	6,964	406,682
	Fresenius Medical Care AG	17,547	872,767
	GEA Group AG	12,993	270,009
	Hamburger Hafen und Logistik AG	2,544	114,443
	Hannover Rueckversicherung AG Registered Shares	5,336	244,546
	Henkel KGaA	11,896	431,501
	Hochtief AG	3,923	297,824
	Infineon Technologies AG (a)	129,789	729,476
	K+S AG	13,140	715,490
	Linde AG	14,994	1,623,763
	MAN SE	11,034	906,318
	Merck KGaA	6,625	657,482
	Metro AG	9,806	553,773
	Muenchener Rueckversicherungs AG Registered Shares	20,305	3,236,279
	Porsche Automobil Holding SE (Preference Shares)	7,997	627,763
	Puma AG Rudolf Dassler Sport	573	189,263
	Qiagen NV (a)	20,648	437,508
	RWE AG	40,371	3,744,637
	SAP AG	81,046	3,929,969
	Salzgitter AG	3,376	322,420
	Siemens AG	76,283	7,024,202
	Solarworld AG	7,827	188,441
	Suedzucker AG	5,494	111,195
	TUI AG	15,953	163,633
	ThyssenKrupp AG	34,197	1,169,554
	United Internet AG	11,411	171,857
	Volkswagen AG	7,916	1,301,902
	Wacker Chemie AG	1,383	215,096

			73,469,520

Greece - 0.6%	Alpha Bank AE	38,196	708,549
	Bank of Cyprus Public Co. Ltd.	52,818	404,514
	Coca-Cola Hellenic Bottling Co. SA	15,028	403,149
	EFG Eurobank Ergasias SA (a)	27,772	439,581
	Hellenic Petroleum SA	7,916	90,012
	Hellenic Telecommunications Organization SA	21,199	351,537
	Marfin Investment Group SA	53,258	230,269
	National Bank of Greece SA	60,834	2,195,555
	OPAP SA	20,866	539,438
	Piraeus Bank SA (a)	31,727	591,409
	Public Power Corp.	9,270	206,818
	Titan Cement Co. SA	3,439	119,211

			6,280,042

Hong Kong - 2.2%	ASM Pacific Technology Ltd.	12,504	88,369
	BOC Hong Kong Holdings Ltd.	399,400	872,242
	Bank of East Asia Ltd.	157,132	564,974
	CLP Holdings Ltd.	204,687	1,387,827

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Cathay Pacific Airways Ltd.	106,263	$167,445
	Cheung Kong Holdings Ltd.	143,835	1,818,414
	Cheung Kong Infrastructure Holdings Ltd.	31,500	112,368
	Chinese Estates Holdings Ltd.	78,000	131,348
	Esprit Holdings Ltd.	124,100	831,541
	Hang Lung Group Ltd.	78,000	388,810
	Hang Lung Properties Ltd.	186,000	680,983
	Hang Seng Bank Ltd.	69,153	992,808
	Henderson Land Development Co., Ltd.	93,491	612,323
	The Hong Kong & China Gas Ltd.	348,290	877,791
	Hong Kong Aircraft Engineering Ltd.	3,200	38,128
	Hong Kong Exchanges and Clearing Co. Ltd.	102,927	1,856,956
	HongKong Electric Holdings Ltd.	149,000	816,429
	Hopewell Holdings Ltd.	56,349	176,347
	Hutchison Whampoa Ltd.	215,176	1,547,469
	Hysan Development Co. Ltd.	56,791	141,689
	Kerry Properties Ltd.	64,000	340,685
	Li & Fung Ltd.	231,990	929,473
	The Link REIT	223,914	492,107
	MTR Corp.	119,500	414,112
	NWS Holdings Ltd.	79,000	152,409
	New World Development Ltd.	260,484	557,975
	Orient Overseas International Ltd.	19,557	99,492
	PCCW Ltd.	411,000	106,739
	Shangri-La Asia Ltd.	92,990	174,880
	Sino Land Co.	146,421	260,859
	Sun Hung Kai Properties Ltd.	143,324	2,105,205
	Swire Pacific Ltd., Class A	67,077	787,079
	Television Broadcasts Ltd.	17,000	73,074
	Wharf Holdings Ltd.	116,870	617,935
	Wheelock and Co., Ltd.	91,000	297,363
	Wing Hang Bank Ltd.	12,000	117,658

			21,631,306

Ireland - 0.3%	Anglo Irish Bank Corp. Plc	62,641	1
	CRH Plc	67,160	1,859,617
	Elan Corp. Plc (a)	39,339	281,876
	Kerry Group Plc	11,178	320,063
	Ryanair Holdings Plc (a)	35,968	178,746

			2,640,303

Italy - 3.4%	A2A SpA	93,195	183,514
	ACEA SpA	7,973	104,614
	Alleanza Assicurazioni SpA	37,149	335,820
	Assicurazioni Generali SpA	95,253	2,615,197
	Autogrill SpA	10,829	131,199
	Autostrade SpA	24,066	583,885
	Banca Carige SpA	61,682	184,465
	Banca Monte dei Paschi di Siena SpA	182,192	390,863

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Banca Popolare di Milano Scrl	46,627	$355,846
	Banco Popolare SpA	69,630	670,745
	Enel SpA	638,479	4,061,131
	Eni SpA	244,770	6,116,545
	Exor SpA	8,247	153,071
	Fiat SpA	81,473	1,051,095
	Finmeccanica SpA	37,813	669,807
	Fondiaria-SAI SpA	8,607	181,369
	Intesa Sanpaolo SpA	726,942	3,225,381
	Intesa Sanpaolo SpA (Non-Convertible Savings Shares)	68,618	244,617
	Italcementi SpA	6,190	95,626
	Lottomatica SpA	5,077	113,873
	Luxottica Group SpA	12,204	315,638
	Mediaset SpA	66,229	464,225
	Mediobanca SpA	40,492	554,503
	Mediolanum SpA	27,409	191,144
	Parmalat SpA	145,873	404,035
	Pirelli & C. SpA	204,382	109,737
	Prysmian SpA	8,838	166,241
	Saipem SpA	26,129	789,169
	Saras SpA	19,965	77,176
	Snam Rete Gas SpA	129,345	629,854
	Telecom Italia SpA	979,443	1,722,202
	Telecom Italia SpA (Non-Convertible Savings Shares)	520,197	640,747
	Terna SpA	136,174	531,542
	Unicredit SpA	1,360,368	5,339,293
	Unione Di Banche Italiane ScpA	51,897	798,338
	Unipol SpA	54,783	83,345

			34,285,852

Japan - 19.9%	The 77 Bank Ltd.	22,000	125,155
	Abc-Mart Inc.	2,200	68,415
	Acom Co., Ltd.	4,160	63,848
	Advantest Corp.	18,200	502,400
	Aeon Co., Ltd.	54,800	522,654
	Aeon Credit Service Co., Ltd.	8,900	89,316
	Aeon Mall Co. Ltd.	5,700	118,126
	Aioi Insurance Co., Ltd.	45,000	228,594
	Aisin Seiki Co., Ltd.	16,500	400,755
	Ajinomoto Co., Inc.	67,000	671,032
	Alfresa Holdings Corp.	1,900	77,427
	All Nippon Airways Co., Ltd.	123,000	353,023
	Amada Co., Ltd.	31,000	208,142
	Aozora Bank Ltd.	70,000	101,215
	Asahi Breweries Ltd.	41,700	761,559
	Asahi Glass Co., Ltd.	96,100	774,549
	Asahi Kasei Corp.	109,000	553,633
	Asics Corp.	14,000	129,947

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Astellas Pharma, Inc.	47,800	$1,959,982
	The Bank of Kyoto Ltd.	26,000	238,320
	The Bank of Yokohama Ltd.	106,000	517,728
	Benesse Holdings, Inc.	7,900	386,678
	Bridgestone Corp.	63,700	1,139,247
	Brother Industries Ltd.	23,000	275,160
	Canon, Inc.	97,800	3,918,498
	Canon Marketing Japan Inc.	4,700	82,924
	Casio Computer Co., Ltd.	25,500	208,104
	Central Japan Railway Co.	136	978,274
	The Chiba Bank Ltd.	66,000	407,367
	Chubu Electric Power Co., Inc.	63,800	1,547,240
	Chugai Pharmaceutical Co., Ltd.	24,200	499,659
	The Chugoku Bank Ltd.	16,000	202,351
	Chugoku Electric Power Co.	23,100	507,594
	Chuo Mitsui Trust Holdings, Inc.	103,000	380,003
	Citizens Holding Co., Ltd.	32,400	181,863
	Coca-Cola West Holdings Co., Ltd.	3,300	64,429
	Cosmo Oil Co., Ltd.	42,000	116,623
	Credit Saison Co., Ltd.	17,100	199,907
	DIC Corp.	30,000	42,698
	Dai Nippon Printing Co., Ltd.	51,000	699,284
	Daicel Chemical Industries Ltd.	25,000	150,568
	Daido Steel Co., Ltd.	24,000	86,847
	Daihatsu Motor Co., Ltd.	20,000	203,755
	Daiichi Sankyo Co., Ltd.	72,400	1,492,721
	Daikin Industries Ltd.	20,600	737,990
	Dainippon Pharma Co., Ltd.	17,000	185,021
	Daito Trust Construction Co., Ltd.	7,200	313,891
	Daiwa House Industry Co., Ltd.	49,000	512,341
	Daiwa Securities Group, Inc.	170,000	873,339
	Dena Co. Ltd.	24	66,185
	Denki Kagaku Kogyo Kabushiki Kaisha	82,000	336,664
	Denso Corp.	43,600	1,278,662
	Dentsu, Inc.	16,413	381,561
	Diamond Lease Co., Ltd.	4,070	122,032
	Dowa Mining Co., Ltd.	24,000	144,588
	East Japan Railway Co.	32,855	2,368,814
	Eisai Co., Ltd.	21,800	818,596
	Electric Power Development Co.	11,600	367,247
	Elpida Memory, Inc. (a)	15,300	199,520
	FamilyMart Co., Ltd.	7,100	228,294
	Fanuc Ltd.	18,500	1,652,253
	Fast Retailing Co., Ltd.	5,100	644,170
	Fuji Electric Holdings Co., Ltd.	31,800	58,583
	Fuji Heavy Industries Ltd.	68,000	263,458
	Fuji Media Holdings, Inc.	54	88,243

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Fuji Photo Film Co., Ltd.	50,300	$1,502,032
	Fujitsu Ltd.	191,000	1,245,793
	Fukuoka Financial Group, Inc.	67,000	277,316
	Furukawa Electric Co., Ltd.	55,000	222,537
	GS Yuasa Corp.	46,000	419,188
	The Gunma Bank Ltd.	27,000	148,137
	The Hachijuni Bank Ltd.	31,000	172,123
	Hakuhodo DY Holdings, Inc.	1,140	61,980
	Hankyu Hanshin Holdings, Inc.	96,000	459,978
	Hikari Tsushin, Inc.	800	17,439
	Hino Motors Ltd.	22,000	83,321
	Hirose Electric Co., Ltd.	2,800	314,968
	The Hiroshima Bank Ltd.	34,000	140,218
	Hisamitsu Pharmaceutical Co., Ltd.	6,300	255,361
	Hitachi Chemical Co., Ltd.	8,700	177,328
	Hitachi Construction Machinery Co., Ltd.	10,800	230,950
	Hitachi High-Technologies Corp.	4,300	89,691
	Hitachi Ltd.	300,000	921,145
	Hitachi Metals Ltd.	13,000	132,812
	Hokkaido Electric Power Co., Inc.	15,900	330,877
	Hokuhoku Financial Group, Inc.	95,100	221,730
	Hokuriku Electric Power	16,000	406,905
	Honda Motor Co., Ltd.	159,100	4,831,829
	Hoya Corp.	36,200	852,878
	IHI Corp.	98,000	198,223
	ITochu Corp.	148,000	975,874
	ITochu Techno-Science Corp.	1,300	39,946
	Ibiden Co., Ltd.	11,700	433,470
	Idemitsu Kosan Co., Ltd.	2,000	164,707
	Inpex Corp.	71	602,346
	Isetan Mitsukoshi Holdings Ltd.	30,105	344,883
	Isuzu Motors Ltd.	133,000	280,560
	Ito En, Ltd.	5,800	107,530
	The Iyo Bank Ltd.	23,000	207,084
	J. Front Retailing Co. Ltd.	36,600	219,718
	JFE Holdings, Inc.	49,300	1,685,830
	JGC Corp.	25,000	508,639
	JS Group Corp.	23,300	407,422
	JSR Corp.	15,900	324,818
	JTEKT Corp.	15,600	181,058
	Jafco Co., Ltd.	1,900	57,802
	Japan Airlines Corp. (a)	87,000	127,565
	Japan Petroleum Exploration Co., Ltd.	3,000	152,591
	Japan Prime Realty Investment Corp.	62	150,172
	Japan Real Estate Investment Corp.	40	326,530
	Japan Retail Fund Investment Corp.	37	200,005
	The Japan Steel Works, Ltd.	29,000	332,250

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Japan Tobacco, Inc.	402	$1,374,408
	The Joyo Bank Ltd.	52,000	254,929
	Jupiter Telecommunications Co., Ltd.	159	153,753
	KDDI Corp.	277	1,558,411
	Kajima Corp.	67,800	173,850
	Kamigumi Co., Ltd.	23,000	187,552
	Kaneka Corp.	26,000	186,323
	The Kansai Electric Power Co., Inc.	73,200	1,766,851
	Kansai Paint Co., Ltd.	14,000	108,924
	Kao Corp.	55,000	1,358,075
	Kawasaki Heavy Industries Ltd.	168,000	425,620
	Kawasaki Kisen Kaisha Ltd.	59,000	217,871
	Keihin Electric Express Railway Co., Ltd.	35,000	296,559
	Keio Electric Railway Co., Ltd.	45,000	307,116
	Keisei Electric Railway Co., Ltd.	31,000	205,713
	Keyence Corp.	3,620	771,250
	Kikkoman Corp.	16,000	198,905
	Kinden Corp.	7,000	58,364
	Kintetsu Corp.	162,000	626,888
	Kirin Holdings Co., Ltd.	80,000	1,225,272
	Kobe Steel Ltd.	208,000	361,796
	Komatsu Ltd.	88,500	1,651,532
	Konami Corp.	10,700	217,483
	Konica Minolta Holdings, Inc.	41,500	391,656
	Kubota Corp.	114,000	944,462
	Kuraray Co., Ltd.	31,500	343,035
	Kurita Water Industries Ltd.	10,600	379,463
	Kyocera Corp.	15,800	1,459,533
	Kyowa Hakko Kirin Co. Ltd.	22,000	277,972
	Kyushu Electric Power Co., Inc.	32,400	733,990
	Lawson, Inc.	7,200	334,240
	Leopalace21 Corp.	11,400	91,258
	Mabuchi Motor Co., Ltd.	2,000	101,627
	Makita Corp.	10,500	331,837
	Marubeni Corp.	176,000	883,963
	Marui Group Co. Ltd.	25,100	178,893
	Maruichi Steel Tube Ltd.	4,400	87,697
	Matsui Securities Co., Ltd.	7,900	64,189
	Mazda Motor Corp.	81,000	180,880
	McDonald’s Holdings Co. Japan Ltd.	7,027	140,647
	Medipal Holdings Corp.	10,000	140,485
	Meiji Holdings Co. Ltd.	5,293	224,592
	Minebea Co., Ltd.	29,000	132,746
	Mitsubishi Chemical Holdings Corp.	103,000	426,756
	Mitsubishi Corp.	123,400	2,481,861
	Mitsubishi Electric Corp.	173,000	1,307,210
	Mitsubishi Estate Co., Ltd.	107,000	1,673,888

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Mitsubishi Gas Chemical Co., Inc.	31,000	$167,977
	Mitsubishi Heavy Industries Ltd.	270,200	1,019,818
	Mitsubishi Logistics Corp.	9,000	108,570
	Mitsubishi Materials Corp.	117,000	321,709
	Mitsubishi Motors Corp. (a)	309,000	508,267
	Mitsubishi Rayon Co., Ltd.	60,000	205,272
	Mitsubishi Tanabe Pharma Corp.	20,000	266,072
	Mitsubishi UFJ Financial Group, Inc.	858,274	4,586,740
	Mitsui & Co., Ltd.	172,000	2,237,668
	Mitsui Chemicals, Inc.	55,000	195,223
	Mitsui Engineering & Shipbuilding Co., Ltd.	58,000	150,025
	Mitsui Fudosan Co., Ltd.	84,000	1,414,429
	Mitsui Mining & Smelting Co., Ltd.	71,000	181,261
	Mitsui OSK Lines Ltd.	115,000	678,160
	Mitsui Sumitomo Insurance Group Holdings, Inc.	37,257	1,020,613
	Mitsumi Electric Co., Ltd.	9,300	199,820
	Mizuho Financial Group, Inc.	1,236,473	2,435,257
	Murata Manufacturing Co., Ltd.	18,800	887,651
	NEC Corp.	200,000	625,837
	NGK Insulators Ltd.	25,000	576,807
	NGK Spark Plug Co., Ltd.	15,000	191,078
	NHK Spring Co., Ltd.	9,000	74,098
	NOK Corp.	10,600	157,385
	NSK Ltd.	51,000	315,176
	NTN Corp.	53,000	219,278
	NTT Data Corp.	113	360,830
	NTT DoCoMo, Inc.	1,413	2,250,595
	NTT Urban Development Co.	70	64,122
	Namco Bandai Holdings, Inc.	16,700	170,605
	Nidec Corp.	9,600	777,176
	Nikon Corp.	35,000	637,474
	Nintendo Co., Ltd.	9,100	2,320,595
	Nippon Building Fund, Inc.	45	400,600
	Nippon Electric Glass Co.	30,500	277,559
	Nippon Express Co., Ltd.	85,000	345,014
	Nippon Meat Packers, Inc.	22,000	281,712
	Nippon Mining Holdings, Inc.	76,000	372,433
	Nippon Oil Corp.	108,000	604,324
	Nippon Paper Group, Inc.	8,500	244,600
	Nippon Sanso Corp.	25,000	296,663
	Nippon Sheet Glass Co., Ltd.	79,000	262,824
	Nippon Steel Corp.	462,000	1,681,829
	Nippon Telegraph & Telephone Corp.	46,484	2,145,322
	Nippon Yusen Kabushiki Kaisha	95,000	365,855
	Nipponkoa Insurance Co., Ltd.	53,000	330,638
	The Nishi-Nippon City Bank Ltd.	48,000	120,877
	Nissan Chemical Industries Ltd.	16,000	229,891

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nissan Motor Co., Ltd.	241,200	$1,625,410
	Nissay Dowa General Insurance Co., Ltd.	8,000	40,791
	Nisshin Seifun Group, Inc.	13,500	188,327
	Nisshin Steel Co., Ltd.	61,000	108,168
	Nisshinbo Industries, Inc.	14,000	148,489
	Nissin Foods Holdings Co., Ltd.	7,500	287,584
	Nitori Co., Ltd.	4,050	344,591
	Nitto Denko Corp.	17,510	535,034
	Nomura Holdings, Inc.	229,700	1,408,031
	Nomura Real Estate Holdings, Inc.	8,000	129,406
	Nomura Real Estate Office Fund, Inc.	20	132,591
	Nomura Research Institute Ltd.	8,700	206,657
	OJI Paper Co., Ltd.	73,000	328,613
	ORIX Corp.	10,600	643,815
	Obayashi Corp.	58,000	254,406
	Obic Co., Ltd.	430	72,567
	Odakyu Electric Railway Co., Ltd.	53,000	478,467
	Olympus Corp.	22,000	580,676
	Omron Corp.	15,400	289,350
	Ono Pharmaceutical Co., Ltd.	7,600	394,751
	Onward Holdings Co., Ltd.	7,000	51,938
	Oracle Corp. Japan	2,400	106,801
	Oriental Land Co., Ltd.	4,100	288,467
	Osaka Gas Co., Ltd.	186,000	651,320
	Osaka Titanium Technologies Co.	1,500	42,815
	Otsuka Shokai Co., Ltd.	700	41,798
	Panasonic Corp.	179,000	2,619,497
	Panasonic Electric Works Ltd.	37,873	451,704
	Promise Co., Ltd.	5,900	32,066
	Rakuten, Inc. (a)	733	487,936
	Resona Holdings, Inc.	44,700	572,886
	Ricoh Co., Ltd.	66,000	958,614
	Rinnai Corp.	3,800	179,027
	Rohm Co., Ltd.	10,000	696,710
	SBI Holdings, Inc.	1,708	336,454
	SMC Corp.	4,900	600,271
	Sankyo Co., Ltd. (Gunma)	4,600	287,132
	Santen Pharmaceutical Co., Ltd.	6,700	245,261
	Sanyo Electric Co., Ltd. (a)	192,000	454,084
	Sapporo Hokuyo Holdings, Inc.	17,000	60,180
	Sapporo Holdings Ltd.	23,000	117,028
	Secom Co., Ltd.	20,700	1,039,849
	Sega Sammy Holdings, Inc.	17,632	228,586
	Seiko Epson Corp.	10,300	153,896
	Sekisui Chemical Co., Ltd.	39,000	226,123
	Sekisui House Ltd.	48,000	432,131
	Seven & I Holdings Co., Ltd.	74,600	1,780,491

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Seven Bank Ltd.	49	$121,136
	Sharp Corp.	102,000	1,131,704
	Shikoku Electric Power Co., Inc.	16,200	494,021
	Shimadzu Corp.	26,000	187,779
	Shimamura Co., Ltd.	1,900	186,256
	Shimano, Inc.	5,600	240,852
	Shimizu Corp.	53,000	208,526
	Shin-Etsu Chemical Co., Ltd.	41,200	2,527,547
	Shinko Electric Industries	8,800	156,048
	Shinko Securities Co., Ltd.	40,300	146,094
	Shinsei Bank Ltd.	100,000	152,677
	Shionogi & Co., Ltd.	32,000	756,972
	Shiseido Co., Ltd.	35,000	609,452
	The Shizuoka Bank Ltd.	52,000	547,216
	Showa Denko KK	134,000	271,940
	Showa Shell Sekiyu KK	22,400	244,265
	Softbank Corp.	76,100	1,668,008
	Sojitz Corp.	106,600	202,103
	Sompo Japan Insurance, Inc.	89,800	600,903
	Sony Corp.	93,100	2,728,114
	Sony Financial Holdings, Inc.	77	220,315
	Square Enix Holdings Co., Ltd.	9,300	250,908
	Stanley Electric Co., Ltd.	15,000	303,657
	Sumco Corp.	11,300	255,848
	Sumitomo Chemical Co., Ltd.	140,000	581,296
	Sumitomo Corp.	101,300	1,039,309
	Sumitomo Electric Industries Ltd.	66,200	864,420
	Sumitomo Heavy Industries Ltd.	55,000	266,763
	Sumitomo Metal Industries Ltd.	295,000	722,828
	Sumitomo Metal Mining Co., Ltd.	57,000	931,042
	Sumitomo Mitsui Financial Group, Inc.	85,126	2,950,663
	Sumitomo Realty & Development Co., Ltd.	41,000	746,858
	Sumitomo Rubber Industries, Ltd.	19,800	186,482
	The Sumitomo Trust & Banking Co., Ltd.	138,000	729,165
	Suruga Bank Ltd.	19,000	179,301
	Suzuken Co., Ltd.	5,400	186,216
	Suzuki Motor Corp.	30,500	709,368
	T&D Holdings, Inc.	19,850	534,942
	TDK Corp.	12,600	725,946
	THK Co., Ltd.	9,200	180,177
	Taiheiyo Cement Corp.	101,000	134,412
	Taisei Corp.	93,000	184,128
	Taisho Pharmaceutical Co., Ltd.	11,000	222,176
	Takashimaya Co., Ltd.	24,000	191,243
	Takeda Pharmaceutical Co., Ltd.	71,700	2,982,450
	Teijin Ltd.	81,000	251,699
	Terumo Corp.	14,700	806,215

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Tobu Railway Co., Ltd.	66,000	$402,813
	Toho Co., Ltd.	7,400	124,887
	Toho Gas Co., Ltd.	45,000	205,196
	Tohoku Electric Power Co., Inc.	36,900	821,322
	Tokio Marine Holdings, Inc.	69,500	2,002,496
	Tokuyama Corp.	28,000	204,699
	Tokyo Broadcasting System HD	3,500	59,559
	The Tokyo Electric Power Co., Inc.	118,600	3,107,410
	Tokyo Electron Ltd.	17,700	1,125,527
	Tokyo Gas Co., Ltd.	226,000	937,546
	Tokyo Steel Manufacturing Co., Ltd.	12,200	149,235
	Tokyo Tatemono Co., Ltd.	46,000	224,091
	Tokyu Corp.	98,000	469,829
	Tokyu Land Corp.	51,000	202,866
	TonenGeneral Sekiyu KK	25,000	243,936
	Toppan Printing Co., Ltd.	49,000	462,541
	Toray Industries, Inc.	131,700	796,189
	Toshiba Corp.	395,000	2,067,527
	Tosoh Corp.	49,000	123,526
	Toto Ltd.	22,000	137,269
	Toyo Seikan Kaisha Ltd.	13,800	264,217
	Toyo Suisan Kaisha, Ltd.	9,000	243,517
	Toyoda Gosei Co., Ltd.	7,300	212,883
	Toyota Boshoku Corp.	3,800	74,971
	Toyota Industries Corp.	15,400	421,572
	Toyota Motor Corp.	258,800	10,292,608
	Toyota Tsusho Corp.	16,700	251,012
	Trend Micro, Inc.	11,000	408,139
	Tsumura & Co.	5,500	198,332
	UNY Co., Ltd.	16,000	119,347
	USS Co., Ltd.	1,440	85,651
	Ube Industries Ltd.	138,000	361,457
	Uni-Charm Corp.	5,000	474,080
	Ushio, Inc.	7,800	135,807
	West Japan Railway Co.	172	650,946
	Yahoo! Japan Corp.	1,276	432,337
	Yakult Honsha Co., Ltd.	7,300	194,771
	Yamada Denki Co., Ltd.	9,100	613,951
	Yamaguchi Financial Group, Inc.	21,000	217,309
	Yamaha Corp.	12,000	141,546
	Yamaha Motor Co., Ltd.	24,100	296,430
	Yamato Kogyo Co. Ltd.	3,500	98,047
	Yamato Transport Co., Ltd.	42,000	689,180
	Yamazaki Baking Co., Ltd.	8,000	108,303
	Yaskawa Electric Corp.	21,000	151,023
	The Yasuda Trust & Banking Co., Ltd.	145,000	152,872

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Yokogawa Electric Corp.	17,300	$152,880

			198,882,560

Kazakhstan - 0.0%	Eurasian Natural Resources Corp.	24,271	341,143

Luxembourg - 0.4%	ArcelorMittal	77,286	2,881,791
	SES Global	24,950	566,525
	Tenaris SA	41,576	743,543

			4,191,859

Netherlands - 2.4%	ASML Holding NV	45,605	1,345,873
	Aegon NV	156,723	1,340,170
	Akzo Nobel NV	20,966	1,303,084
	Corio NV	4,119	284,700
	Fugro NV	7,155	414,441
	Heineken Holding NV	10,233	420,339
	Heineken NV	21,925	1,016,550
	ING Groep NV CVA	180,609	3,243,370
	Koninklijke Ahold NV	120,636	1,456,097
	Koninklijke Boskalis Westminster NV	5,208	178,537
	Koninklijke DSM NV	17,782	744,588
	Koninklijke KPN NV	165,877	2,755,546
	Koninklijke Philips Electronics NV	89,902	2,193,072
	Randstad Holdings NV	11,548	500,265
	Reed Elsevier NV	81,242	922,612
	SBM Offshore NV	12,964	276,448
	TNT NV	35,935	965,601
	Unilever NV	150,980	4,368,706
	Wolters Kluwer NV	23,939	512,856

			24,242,855

New Zealand - 0.1%	Auckland International Airport Ltd.	55,023	73,766
	Contact Energy Ltd.	21,295	88,399
	Fletcher Building Ltd.	65,552	393,863
	Sky City Ltd.	35,133	82,245
	Telecom Corp. of New Zealand Ltd.	171,742	329,530

			967,803

Norway - 0.6%	DnB NOR ASA	70,699	823,180
	Norsk Hydro ASA	82,201	549,492
	Orkla ASA	66,532	627,752
	Renewable Energy Corp. ASA (a)	42,778	377,057
	StatoilHydro ASA	109,532	2,472,900
	Telenor ASA	58,295	676,420
	Telenor ASA - ADR (a)	5,532	193,675
	Yara International ASA	19,750	624,362

			6,344,838

Portugal - 0.3%	Banco Comercial Portugues SA Registered Shares	256,939	380,620
	Banco Espirito Santo SA Registered Shares	41,729	296,341
	Brisa-Auto Estradas de Portugal SA Private Shares	20,401	200,605
	Cimpor Cimentos de Portugal SA	26,806	221,845
	Energias de Portugal SA	162,301	743,994

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Galp Energia SGPS SA	12,934	$223,947
	Jeronimo Martins SGPS SA	17,014	148,998
	Portugal Telecom SGPS SA Registered Shares	53,182	565,046

			2,781,396

Singapore - 1.3%	Ascendas Real Estate Investment Trust	168,962	230,598
	CapitaLand Ltd.	279,749	733,525
	CapitaMall Trust	157,700	206,107
	City Developments Ltd.	46,535	338,301
	ComfortDelgro Corp. Ltd.	125,816	143,354
	Cosco Corp. (Singapore) Ltd.	97,002	82,073
	DBS Group Holdings Ltd.	156,407	1,468,086
	Fraser and Neave Ltd.	71,096	199,249
	Genting Singapore Plc (a)	571,597	452,920
	Golden Agri-Resources Ltd.	923,876	279,766
	Jardine Cycle & Carriage Ltd.	10,721	183,934
	Keppel Corp. Ltd.	129,616	740,603
	Neptune Orient Lines Ltd.	125,350	157,633
	Noble Group Ltd.	154,720	266,859
	Olam International Ltd.	115,900	204,172
	Oversea-Chinese Banking Corp. (a)	238,914	1,325,113
	SembCorp Industries Ltd.	81,590	194,996
	Sembcorp Marine Ltd.	87,197	195,212
	Singapore Airlines Ltd.	44,009	429,247
	Singapore Airport Terminal Services Ltd.	1	1
	Singapore Exchange Ltd.	91,000	540,985
	Singapore Press Holdings Ltd.	130,316	356,034
	Singapore Technologies Engineering Ltd.	114,213	222,267
	Singapore Telecommunications Ltd.	729,132	1,675,490
	StarHub Ltd.	66,769	102,646
	UOL Group Ltd.	24,457	59,405
	United Overseas Bank Ltd.	126,572	1,501,101
	Wilmar International Ltd.	115,670	515,261

			12,804,938

Spain - 4.5%	ACS Actividades de Construccion y Servicios, SA	12,508	653,693
	Abertis Infraestructuras SA	24,700	561,977
	Acciona SA	2,167	295,977
	Acerinox SA	12,303	264,915
	Banco Bilbao Vizcaya Argentaria SA	340,233	6,061,094
	Banco de Sabadell SA	80,602	596,866
	Banco de Valencia SA	14,285	134,229
	Banco Popular Espanol SA	93,295	938,498
	Banco Santander SA	765,899	12,372,704
	Bankinter SA	27,057	342,164
	Cintra Concesiones de Infraestructuras de Transporte SA	21,741	253,839
	Corp. Mapfre SA	63,096	283,004
	Criteria Caixacorp. SA	73,842	380,271
	Enagas	19,438	407,193

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Fomento de Construcciones y Contratas SA	3,759	$176,369
	Gamesa Corp. Tecnologica SA	16,975	381,947
	Gas Natural SDG SA	19,674	436,327
	Gestevision Telecinco SA	10,684	135,162
	Grifols SA	12,135	231,689
	Grupo Ferrovial SA	5,159	247,505
	Iberdrola Renovables	74,326	366,670
	Iberdrola SA	352,413	3,466,992
	Iberia Lineas Aereas de Espana	45,305	141,416
	Inditex SA	21,647	1,244,787
	Indra Sistemas SA	8,373	209,137
	Red Electrica de Espana	11,385	583,777
	Repsol YPF SA	72,528	1,974,338
	Sacyr Vallehermoso SA	6,339	120,280
	Telefonica SA	397,526	10,998,407
	Zardoya Otis SA	10,176	221,164

			44,482,391

Sweden - 2.4%	Alfa Laval AB	32,043	376,534
	Assa Abloy AB, Series B	32,777	532,876
	Atlas Copco AB, Class A	72,049	928,849
	Atlas Copco AB, Class B	31,386	358,378
	Electrolux AB	26,885	615,417
	Getinge AB, Class B	16,341	274,646
	Hennes & Mauritz AB, B Shares	46,140	2,593,456
	Holmen AB, Class B	3,145	86,838
	Husqvarna AB	32,165	224,091
	Investor AB	38,800	710,343
	Lundin Petroleum AB (a)	17,302	140,639
	Millicom International Cellular SA - ADR (a)	6,537	478,387
	Nordea Bank AB	293,234	2,964,247
	SKB AB	43,254	680,313
	SSAB AB, A Shares	20,814	323,670
	SSAB AB, B Shares	6,267	88,931
	Sandvik AB	102,559	1,132,172
	Scania AB	24,889	309,169
	Securitas AB	34,048	328,613
	Skandinaviska Enskilda Banken AB, Class A	153,549	1,040,074
	Skanska AB, Class B	41,005	602,351
	Svenska Cellulosa AB	49,112	667,168
	Svenska Handelsbanken, Class A	46,012	1,177,879
	Swedbank AB, A Shares	58,050	556,800
	Swedish Match AB	23,350	470,327
	Tele2 AB	30,866	410,685
	Telefonaktiebolaget LM Ericsson	293,889	2,958,253
	TeliaSonera AB	195,701	1,287,567

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Volvo AB, A Shares	34,914	$314,012
	Volvo AB, B Shares	102,732	952,714

			23,585,399

Switzerland - 7.5%	ABB Ltd.	214,967	4,322,635
	Actelion Ltd. (a)	10,117	628,951
	Adecco SA Registered Shares	13,057	695,368
	Aryzta AG (a)	7,200	293,654
	BKW FMB Energie AG	995	86,459
	Baloise Holding AG	4,811	460,891
	Compagnie Financiere Richemont SA	54,192	1,534,123
	Credit Suisse Group AG	111,478	6,202,397
	GAM Holdings Ltd.	18,802	943,019
	Geberit AG	3,498	538,462
	Givaudan SA	662	496,721
	Holcim Ltd. (a)	24,954	1,715,827
	Kuehne & Nagel International AG	4,670	406,769
	Lindt & Spruengli AG	75	182,255
	Lindt & Spruengli AG ‘R’	9	250,322
	Logitech International SA (a)	15,223	278,066
	Lonza Group AG Registered Shares	4,832	527,391
	Nestle SA Registered Shares	353,552	15,093,368
	Nobel Biocare Holding AG	12,821	424,537
	Novartis AG Registered Shares	206,205	10,357,838
	Pargesa Holding SA	2,669	231,021
	Roche Holding AG	67,409	10,899,273
	SGS SA	406	547,235
	Schindler Holding AG	3,746	257,598
	Schindler Holding AG Registered Shares	2,287	161,485
	Sonova Holding AG	4,167	421,625
	Straumann Holding AG Registered Shares	806	209,179
	The Swatch Group Ltd. Bearer Shares	3,171	748,829
	The Swatch Group Ltd. Registered Shares	4,656	212,161
	Swiss Life Holding	2,788	331,203
	Swiss Reinsurance Co. Registered Shares	32,217	1,460,797
	Swisscom AG	2,294	821,573
	Syngenta AG	9,670	2,222,218
	Synthes, Inc.	5,134	619,083
	UBS AG	348,469	6,389,149
	Zurich Financial Services AG	14,823	3,534,483

			74,505,965

United Kingdom - 19.4%	3i Group Plc	85,891	396,883
	Admiral Group Plc	13,852	256,535
	Amec Plc	28,892	349,960
	Anglo American Plc (a)	125,598	4,007,904
	Antofagasta Plc	40,823	496,568
	Associated British Foods Plc	30,278	410,730
	AstraZeneca Plc	138,880	6,228,350

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Autonomy Corp. Plc (a)	18,514	$483,405
	Aviva Plc	280,185	2,014,239
	BAE Systems Plc	353,358	1,976,806
	BG Group Plc	322,846	5,626,906
	BHP Billiton Plc	212,195	5,811,278
	BP Plc	1,769,675	15,677,100
	BT Group Plc	740,013	1,542,264
	Balfour Beatty Plc	42,120	217,487
	Barclays Plc	1,056,230	6,259,598
	Berkeley Group Holdings Plc (a)	12,668	179,375
	British Airways Plc	74,857	264,783
	British American Tobacco Plc	191,201	6,006,264
	British Land Co. Plc	89,916	684,568
	British Sky Broadcasting Plc	99,043	907,279
	Bunzl Plc	30,014	305,120
	Burberry Group Plc	38,331	309,172
	Cable & Wireless Plc	233,159	536,064
	Cadbury Plc	120,680	1,549,074
	Cairn Energy Plc (a)	13,504	603,571
	Capita Group Plc	52,466	606,902
	Carnival Plc	13,985	479,882
	The Carphone Warehouse Plc	32,874	100,919
	Centrica Plc	507,917	2,045,726
	Cobham Plc	99,291	348,319
	Compass Group Plc	180,594	1,106,226
	Diageo Plc	239,079	3,678,267
	Drax Group Plc	29,555	223,128
	Experian Group Ltd.	87,568	739,453
	Firstgroup Plc	43,014	285,007
	Fresnillo Plc	16,417	203,187
	Friends Group Provident Plc	186,698	248,762
	GlaxoSmithKline Plc	483,691	9,536,936
	Group 4 Securicor Plc	113,379	400,962
	HSBC Holdings Plc	1,629,619	18,660,039
	Hammerson Plc	59,263	373,993
	Home Retail Group	74,881	326,157
	ICAP Plc	44,449	301,280
	Imperial Tobacco Group Plc	93,474	2,707,972
	Intercontinental Hotels Group Plc	25,310	328,439
	International Power Plc	159,443	737,640
	Invensys Plc (a)	69,692	325,357
	Investec Plc	31,857	233,881
	J Sainsbury Plc	97,323	506,526
	Johnson Matthey Plc	18,844	419,941
	Kazakhmys Plc	21,882	375,000
	Kingfisher Plc	229,721	783,465
	Ladbrokes Plc	53,298	159,913

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Land Securities Group Plc	75,114	$752,078
	Legal & General Group Plc	625,703	882,462
	Liberty International Plc	39,131	300,858
	Lloyds TSB Group Plc	1,524,976	2,532,738
	London Stock Exchange Group Plc	12,046	165,359
	Lonmin Plc	13,315	356,543
	Man Group Plc	170,796	907,056
	Marks & Spencer Group Plc	152,558	884,606
	National Grid Plc	219,462	2,123,911
	Next Plc	21,295	611,101
	Old Mutual Plc	457,899	733,866
	Pearson Plc	79,266	979,373
	Petrofac Ltd.	21,997	348,124
	Prudential Plc	251,397	2,422,935
	Rangold Resources Ltd.	7,229	504,908
	Reckitt Benckiser Plc	57,924	2,835,833
	Reed Elsevier Plc	127,987	961,896
	Rexam Plc	105,989	443,661
	Rio Tinto Plc Registered Shares	125,775	5,346,370
	Rolls-Royce Group Plc	182,497	1,377,099
	Royal & Sun Alliance Insurance Group	319,791	685,347
	Royal Bank of Scotland Group Plc	1,534,754	1,299,715
	Royal Dutch Shell Plc	329,828	9,354,620
	Royal Dutch Shell Plc, Class B	249,768	6,938,333
	SABMiller Plc	86,095	2,080,322
	Sage Group Plc	131,033	490,083
	Schroders Plc	11,024	192,940
	Scottish & Southern Energy Plc	82,250	1,546,016
	Sego Plc	62,276	366,829
	Serco Group Plc	51,560	416,995
	Severn Trent Plc	21,333	331,570
	Shire Ltd.	54,707	949,708
	Smith & Nephew Plc	76,559	687,544
	Smiths Group Plc	33,796	481,370
	Standard Chartered Plc	197,308	4,873,798
	Standard Life Plc	193,348	678,618
	TUI Travel Plc	48,876	199,125
	Tesco Plc	760,981	4,871,563
	Thomas Cook Group Plc	31,456	117,059
	Tomkins Plc	78,603	236,419
	Tullow Oil Plc	78,192	1,414,746
	Unilever Plc	124,114	3,546,431
	United Utilities Group Plc	69,627	509,105
	Vedanta Resources Plc	13,676	416,232
	Vodafone Group Plc	4,938,533	11,094,194
	WPP Plc	130,339	1,121,032
	Whitbread Plc	17,348	338,124

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	William Morrison Supermarkets Plc	182,150	$809,704
	Wolseley Plc	26,363	637,493
	Xstrata Plc	171,561	2,530,123

			194,030,497

	Total Common Stocks - 93.7%		934,544,366

	Investment Companies

	iShares MSCI EAFE Index Fund (b)	35,845	1,960,722

	Total Investment Companies - 0.2%		1,960,722

	Preferred Stocks

Germany - 0.2%	Henkel KGaA, 1.75%	15,401	662,197
	RWE AG, 3.50%	2,932	241,089
	Volkswagen AG, 4.35%	9,560	1,109,522

	Total Preferred Stocks - 0.2%		2,012,808

	Rights

Belgium - 0.0%	Fortis (expires 7/01/14)	184,182	3

France - 0.0%	BNP Paribas SA (expires 10/13/09)	76,215	165,064

Japan - 0.0%	Dowa Mining Co., Ltd. (expires 1/29/10)	7,000	—

	Total Rights - 0.0%		165,067

	Warrants (c)

Italy - 0.0%	Mediobanca SpA (expires 3/18/11)	38,564	2,741
	Unione Di Banche Italiane ScpA (expires 6/30/11)	53,164	6,333

	Total Warrants - 0.0%		9,074

	Total Long-Term Investments (Cost - $921,824,813) - 94.1%		938,692,037

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, 0.28% (d)(e)	19,037,986	19,037,986

	Total Short-Term Securities (Cost - $19,037,986) - 1.9%		19,037,986

	Total Investments (Cost - $940,862,799*) - 96.0%		957,730,023
	Other Assets Less Liabilities - 4.0%		40,318,453

	Net Assets - 100.0%		$998,048,476

•	The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$959,962,297

Gross unrealized appreciation	$117,413,280
Gross unrealized depreciation	(119,645,554)

Net unrealized depreciation	$(2,232,274)

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	19,037,986	$12,898
BlackRock Liquidity Series, LLC Cash Sweep Series	$(11,259,665)	$3,526

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

(e)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

8	Hang Seng Index Future	Hong Kong	October 2009	$1,075,447	$2,998
148	OMX Stock Index Future	Stockholm	October 2009	$1,945,403	(45,341)
567	DJ Euro Stoxx 50	Eurex	December 2009	$23,564,279	140,927
183	FTSE 100 Index Future	LIFFE	December 2009	$14,897,951	(8,655)
58	SPI 200 Index Future	Sydney	December 2009	$5,916,425	155,889
154	TOPIX Index Future	Tokyo	December 2009	$16,074,885	(463,010)

Total					$(217,192)

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	501,640	CHF	520,000	UBS AG	10/02/09	$(145)
USD	156,255	HKD	1,211,000	Goldman Sachs International	10/02/09	(2)
USD	202,205	SEK	1,407,000	Goldman Sachs International	10/02/09	379
AUD	175,000	USD	144,797	Brown Brothers Harriman & Co.	11/12/09	9,043
AUD	1,571,000	USD	1,347,648	Goldman Sachs International	11/12/09	33,396
AUD	1,084,000	USD	913,574	UBS AG	11/12/09	39,356
EUR	945,000	USD	1,332,883	Brown Brothers Harriman & Co.	11/12/09	49,943
EUR	3,350,000	USD	4,808,745	Goldman Sachs International	11/12/09	93,337
EUR	4,980,000	USD	7,246,829	UBS AG	11/12/09	40,446
GBP	570,000	USD	934,438	Brown Brothers Harriman & Co.	11/12/09	(23,637)
GBP	2,845,000	USD	4,656,476	Goldman Sachs International	11/12/09	(110,463)
GBP	1,472,600	USD	2,415,402	UBS AG	11/12/09	(62,341)
JPY	67,000,000	USD	699,984	Brown Brothers Harriman & Co.	11/12/09	46,619
JPY	152,960,000	USD	1,662,772	Goldman Sachs International	11/12/09	41,711
JPY	323,069,000	USD	3,472,430	UBS AG	11/12/09	127,633
USD	288,798	AUD	345,000	Goldman Sachs International	11/12/09	(14,487)
USD	688,356	AUD	788,000	UBS AG	11/12/09	(4,364)
USD	42,857	EUR	30,000	Brown Brothers Harriman & Co.	11/12/09	(1,042)
USD	1,764,892	EUR	1,240,000	Goldman Sachs International	11/12/09	(49,610)
USD	2,575,267	EUR	1,760,000	UBS AG	11/12/09	(155)
USD	331,430	GBP	200,000	Brown Brothers Harriman & Co.	11/12/09	11,850
USD	1,855,976	GBP	1,155,000	UBS AG	11/12/09	10,407
USD	792,708	GBP	485,000	Goldman Sachs International	11/12/09	17,729
USD	1,894,167	JPY	169,645,000	UBS AG	11/12/09	3,757

Total						$259,360

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•	Portfolio Abbreviations:

	ADR	American Depositary Receipts
	AUD	Australian Dollar
	CHF	Swiss Franc
	EUR	Euro GBP British Pound
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	SEK	Swedish Krona
	USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$17,341,211
Investment Companies	1,960,722
Rights	165,064
Warrants	6,333
Short-Term Securities	19,037,986

Total Level 1	38,511,316

Level 2
Long-Term Investments:
Common Stocks	917,203,143
Preferred Stocks	2,012,808
Warrants	2,741

Total Level 2	919,218,692

Level 3
Long-Term Investments:
Common Stocks	12
Rights	3

Total Level 3	15

Total	$957,730,023

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$299,814	$(517,006)
Level 2	525,606	(266,246)
Level 3	—	—

	$825,420	$(783,252)

1Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in securities

	Common Stocks	Rights	Total

Balance, as of December 31, 2008	$26,500	—	$26,500
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation	661,588	—	661,588
Net purchases (sales)	—	—	—
Net transfers out of level 3	(688,076)	$3	(688,073)

Balance, as of September 30, 2009	$12	$3	$15

Item 2 – Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: November 20, 2009